Related-Party Transactions	6 Months Ended
Jun. 30, 2022
Related-Party Transactions
Related-Party Transactions	Note 5 - Related-Party Transactions During the reporting period, no significant related-party transactions have taken place. For information about incentive programs please see Note 11.